Note 17 (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Goodwill, breakdown by CGU and changes of the year [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	Mexico	Turkey	Colombia	Chile	Other	Total
Balance as of December 31, 2020	478	254	143	27	8	910
Additions	—	—	—	—	—	—
Exchange difference	26	(102)	(9)	(3)	—	(88)
Impairment	—	—	—	—	(4)	(4)
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of December 31, 2021	504	152	134	24	4	818
Additions	—	—	—	—	—	—
Exchange difference	53	—	7	—	1	61
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	(152)	—	—	—	(152)
Balance as of June 30, 2022	557	—	141	24	5	727

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2022	December 2021
Computer software acquisition expense	1,349	1,239
Other intangible assets with an infinite useful life	11	12
Other intangible assets with a definite useful life	53	128
Total	1,413	1,379